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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA       August 15, 2011
   -------------------------------    -----------------   ---------------
         Anthony J. Merhige             [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $484,102
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                                                                MARKET            INVESTMENT  OTHER    ------------------
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   VALUE (000S)  SHARES DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE HOLDINGS GP LP             COM UNITS LP   01861G100         5002  100285    Sole           0  100285      0    0
AMERIGAS PARTNERS-LP                 UNIT LP INT   030975106          639   14200    Sole           0   14200      0    0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT   049392103          728   22081    Sole           0   22081      0    0
BLUEKNIGHT ENERGY PARTNERS LP       COM UNITS LP   09625U109         2288  284218    Sole           0  284218      0    0
BREITBURN ENERGY PARTNERS LP       COM UT LTD PTN  106776107         8901  457376    Sole           0  457376      0    0
BUCKEYE PARTNERS LP                UNIT LTD PARTN  118230101        35709  553116    Sole           0  553116      0    0
CHESEPEAKE MIDSTREAM PARTNERS           UNIT       16524K108         6964  242644    Sole           0  242644      0    0
CROSSTEX ENERGY LP                      COM        22765U102        12459  686419    Sole           0  686419      0    0
DCP MIDSTREAM PARTNERS LP          COM UT LTD PTN  23311P100         5264  128487    Sole           0  128487      0    0
EAGLE ROCK ENERGY PARTNERS              UNIT       26985R104        21705 1957196    Sole           0 1957196      0    0
EL PASO PIPELINE PARTNERS LP        COM UNIT LPI   283702108        32599  938101    Sole           0  938101      0    0
ENBRIDGE ENERGY PARTNERS LP             COM        29250R106        21929  729260    Sole           0  729260      0    0
ENCORE ENERGY PARTNERS-LP             COM UNIT     29257A106          302   14152    Sole           0   14152      0    0
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN  29273V100         2569   57147    Sole           0   57147      0    0
ENTERPRISE PRODUCTS PARTNERS LP         COM        293792107        62096 1437065    Sole           0 1437065      0    0
EV ENERGY PARTNER LP                  COM UNITS    26926V107        16468  308728    Sole           0  308728      0    0
FERRELLGAS PARTNERS-LP              UNIT LTD PART  315293100          609   27000    Sole           0   27000      0    0
GENESIS ENERGY LP                  UNIT LTD PARTN  371927104          477   17500    Sole           0   17500      0    0
HOLLY ENERGY PARTNERS LP           COM UT LTD PTN  435763107         5745  105841    Sole           0  105841      0    0
INERGY LP                           UNIT LTD PTNR  456615103         1210   34227    Sole           0   34227      0    0
KINDER MORGAN INC DEL                   COM        49456B101        12926  449913    Sole           0  449913      0    0
KINDER MORGAN MANAGEMENT LLC            SHS        49455U100        30920  471406    Sole           0  471406      0    0
LEGACY RESERVES LP                   UNIT LP INT   524707304          550   18519    Sole           0   18519      0    0
LINN ENERGY LLC                     UNIT LTD LIAB  536020100          449   11487    Sole           0   11487      0    0
MAGELLAN MIDSTREAM PARTNERS LP     COM UNIT RP LP  559080106         3677   61562    Sole           0   61562      0    0
MARKWEST ENERGY PARTNERS LP        UT LTD PARTNER  570759100        16274  337349    Sole           0  337349      0    0
NUSTAR ENERGY LP                      UNIT COM     67058H102          230    3548    Sole           0    3548      0    0
NUSTAR GP HOLDINGS LLC             UNIT RESTG LLC  67059L102          482   13401    Sole           0   13401      0    0
ONEOK PARTNERS LP                  UNIT LTD PARTN  68268N103          723    8481    Sole           0    8481      0    0
PLAINS ALL AMER PIPELINE LP        UNIT LTD PARTN  726503105        28635  447426    Sole           0  447426      0    0
PENN VIRGINIA RESOURCE PARTNERS LP      COM        707884102        15601  579104    Sole           0  579104      0    0
REGENCY ENERGY PARTNERS LP          COM UNITS LP   75885Y107        13450  520102    Sole           0  520102      0    0
SPECTRA ENERGY PARTNERS LP              COM        84756N109        11293  354891    Sole           0  354891      0    0
SUBURBAN PROPANE PARTNERS LP       UNIT LTD PARTN  864482104          533   10200    Sole           0   10200      0    0
SUNOCO LOGISTICS PARTNERS LP          COM UNITS    86764L108         1346   15625    Sole           0   15625      0    0
SOUTHERN UNION CO                       COM        844030106         2342   58323    Sole           0   58323      0    0
TC PIPELINES LP                    UT COM LTD PRT  87233Q108          426    8913    Sole           0    8913      0    0
TEEKAY LNG PARTNERS LP              PRTNRSP UNITS  Y8564M105        16118  435750    Sole           0  435750      0    0
TEEKAY OFFSHORE PARTNERS LP        PARTNERSHIP UN  Y8565J101        13528  460907    Sole           0  460907      0    0
TARGA RESOURCES PARTNERS LP           COM UNIT     87611X105        23900  671336    Sole           0  671336      0    0
TESORO LOGISTICS LP                  COM UNIT LP   88160T107        30118 1236885    Sole           0 1236885      0    0
VANGUARD NATURAL RESOURCES            COM UNIT     92205F106          202    7193    Sole           0    7193      0    0
WESTERN GAS PARTNERS LP            COM UNIT LP INT 958254104          696   19587    Sole           0   19587      0    0
WILLIAMS COS INC DEL                    COM        969457100         9593  317130    Sole           0  317130      0    0
WILLIAMS PARTNERS LP                 COM UNIT LP   96950F104         6427  118625    Sole           0  118625      0    0

                                                                   484102